Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
See Notes to Schedule of Investments.
Share
Amount Value
Common Stock (97.4%)
(a)
Communication Services ( 4.3% )
Alphabet, Inc., Class A
(b)
10,875 $ 30,247,181
Verizon Communications, Inc. 409,945 20,882,598
51,129,779
Consumer Discretionary ( 16.1% )
Aptiv PLC
(b)
252,870 30,271,068
General Motors Co.
(b)
673,365 29,452,985
Lennar Corp., Class A 462,970 37,579,275
PVH Corp. 480,840 36,837,153
Tempur Sealy International, Inc. 901,170 25,160,666
Victoria's Secret & Co.
(b)
575,770 29,571,547
188,872,694
Consumer Staples ( 2.1% )
Conagra Brands, Inc. 742,375 24,921,529
Energy ( 4.7% )
Baker Hughes Co. 755,520 27,508,483
Coterra Energy, Inc. 1,029,775 27,773,032
55,281,515
Financials ( 20.8% )
Alleghany Corp.
(b)
35,145 29,767,815
Bank of America Corp. 771,135 31,786,185
Berkshire Hathaway, Inc., Class B
(b)
86,215 30,426,136
Capital One Financial Corp. 253,930 33,338,470
Morgan Stanley 414,970 36,268,378
SVB Financial Group
(b)
73,440 41,086,008
Wells Fargo & Co. 857,460 41,552,511
244,225,503
Health Care ( 25.6% )
Anthem, Inc. 54,020 26,535,704
Cigna Corp. 103,950 24,907,459
DENTSPLY SIRONA, Inc. 593,260 29,200,257
Elanco Animal Health, Inc.
(b)
1,448,220 37,784,060
Hologic , Inc.
(b)
350,410 26,918,496

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2022
Share
Amount Value
Health Care (25.6%) (continued)
Merck & Co., Inc. 432,610 $ 35,495,650
Organon & Co. 1,046,335 36,548,482
Perrigo Co. PLC 1,285,350 49,396,001
Pfizer, Inc. 664,950 34,424,462
301,210,571
Industrials ( 3.1% )
PACCAR, Inc. 414,640 36,517,345
Information Technology ( 14.7% )
Flex, Ltd.
(b)
2,953,300 54,783,715
NXP Semiconductors NV 217,180 40,195,674
Oracle Corp. 565,990 46,824,353
Vontier Corp. 1,219,490 30,962,851
172,766,593
Materials ( 2.1% )
International Paper Co. 539,350 24,891,002
Utilities ( 3.9% )
Vistra Corp. 1,989,180 46,248,435
Total Common Stock (97.4%) (cost $927,304,103) 1,146,064,966
Short-Term Investment ( 2.6% )
Money Market Fund (2.6%)
First American Government Obligations Fund, Class X, 0.19%
(c)
30,369,894 30,369,894
Total Short-Term Investment (2.6%) (cost $30,369,894) 30 , 369 , 894
Investments, at value (100.0%) (cost $957,673,997) $ 1,176,434,860
Other Assets Less Liabilities (0.0%) 164,287
Net Assets (100.0%) $ 1,176,599,147
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s class X shares 7-day yield as of March 31, 2022.

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of Sound Shore Management, Inc. (the "Adviser"), the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following:
(i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii)
the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2022
value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of March 31, 2022:
At March 31, 2022 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has evaluated the need for additional disclosures and/or adjustments resulting
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 1,146,064,966 $ – $ – $ 1,146,064,966
Money Market Fund 30,369,894 – – 30,369,894
Total Investments $ 1,176,434,860 $ – $ – $ 1,176,434,860

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
March 31, 2022
from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the schedule of investments as of the date the schedule of investments were issued.
3. Subsequent Events (continued)